Commitments and Contingencies - Additional Information - Legal Proceedings and Claims - Class Action Complaint (Details) - $ / shares	1 Months Ended		3 Months Ended			9 Months Ended
	Dec. 31, 2015	Sep. 30, 2014	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2017	Sep. 30, 2016
Loss Contingencies [Line Items]
Quarterly dividend (in usd per share)			$ 0.055	$ 0.055		$ 0.165	$ 0.165
Class Action Complaint
Loss Contingencies [Line Items]
Quarterly dividend (in usd per share)	$ 0.055	$ 0.55			$ 0.55